Group Information - Summary of Information about Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
BioNTech Cell & Gene Therapies GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Delivery Technologies GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Diagnostics GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Europe GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Innovation GmbH (in establishment)
Disclosure of subsidiaries [line items]
% equity interest	100.00%
BioNTech Innovative Manufacturing Services GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Manufacturing GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Manufacturing Marburg GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech RNA Pharmaceuticals GmbH
Disclosure of subsidiaries [line items]
% equity interest		100.00%
BioNTech Innovation and Services Marburg GmbH (previously BioNTech Services Marburg GmbH)
Disclosure of subsidiaries [line items]
% equity interest	100.00%
JPT Peptide Technologies GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
reSano GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Real Estate Holding GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Real Estate Verwaltungs GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Real Estate GmbH & Co. KG
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Real Estate An der Goldgrube GmbH & Co. KG
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Real Estate Haus Vier GmbH & Co. KG
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Real Estate Adam Opel Straße GmbH & Co. KG
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Real Estate an der Goldgrube 12 GmbH & Co. KG
Disclosure of subsidiaries [line items]
% equity interest	100.00%
BioNTech Austria Beteiligungen GmbH
Disclosure of subsidiaries [line items]
% equity interest		100.00%
BioNTech R&D (Austria) GmbH (previously PhagoMed Biopharma GmbH)
Disclosure of subsidiaries [line items]
% equity interest	100.00%
BioNTech (Shanghai) Pharmaceuticals Co. Ltd.
Disclosure of subsidiaries [line items]
% equity interest	100.00%
BioNTech Pharmaceuticals Asia Pacific Pte. Ltd.
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Turkey Tıbbi Ürünler Ve Klinik Araştirma Ticaret Anonim Şirketi
Disclosure of subsidiaries [line items]
% equity interest	100.00%
BioNTech UK Limited
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Research and Development, Inc.
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech USA Holding, LLC
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech US Inc.
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
JPT Peptide Technologies Inc.
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%